Trade and other receivables (Details 2) $ in Millions	12 Months Ended
	Jun. 30, 2018 ARS ($)	Jun. 30, 2017 ARS ($)
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 16,935	$ 16,461
Percentage of representation	1.00	1.00
Non-past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 14,438	$ 13,034
Allowance [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	837	336
Agricultural Products [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 230	$ 451
Percentage of representation	0.014	0.027
Agricultural Products [Member] | Non-past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 7	$ 338
Agricultural Products [Member] | Allowance [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	32	24
Office Lease And Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 1,708	$ 899
Percentage of representation	0.101	0.055
Office Lease And Services [Member] | Non-past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 1,094	$ 604
Office Lease And Services [Member] | Allowance [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	200	101
Consumer Financing [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 16	$ 16
Percentage of representation	0.001	0.001
Consumer Financing [Member] | Non-past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Consumer Financing [Member] | Allowance [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	16	16
Hotel Operations [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 68	$ 63
Percentage of representation	0.004	0.004
Hotel Operations [Member] | Non-past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 67	$ 61
Hotel Operations [Member] | Allowance [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	1	1
Disposal Of Properties [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 1,020	$ 331
Percentage of representation	0.060	0.02
Disposal Of Properties [Member] | Non-past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 984	$ 278
Disposal Of Properties [Member] | Allowance [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		32
Sale Of Communication Equipment [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		$ 4,875
Percentage of representation		0.296
Sale Of Communication Equipment [Member] | Non-past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		$ 2,719
Sale Of Communication Equipment [Member] | Allowance [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Telecommunication Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 7,189	$ 3,483
Percentage of representation	0.425	0.212
Telecommunication Services [Member] | Non-past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 7,102	$ 2,805
Telecommunication Services [Member] | Allowance [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	87	86
Sale Of Products (supermarkets) [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		$ 6,343
Percentage of representation		0.385
Sale Of Products (supermarkets) [Member] | Non-past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		$ 6,229
Sale Of Products (supermarkets) [Member] | Allowance [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		76
Hotel Leases And Services [member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 17
Percentage of representation	0.001
Hotel Leases And Services [member] | Non-past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Hotel Leases And Services [member] | Allowance [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Tourism Activities [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 6,687
Percentage of representation	0.395
Tourism Activities [Member] | Non-past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 5,184
Tourism Activities [Member] | Allowance [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	501
Up To 3 Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	1,235	716
Up To 3 Months [Member] | Agricultural Products [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	163	75
Up To 3 Months [Member] | Office Lease And Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	280	103
Up To 3 Months [Member] | Consumer Financing [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Up To 3 Months [Member] | Hotel Operations [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		1
Up To 3 Months [Member] | Disposal Of Properties [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	10	17
Up To 3 Months [Member] | Sale Of Communication Equipment [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Up To 3 Months [Member] | Telecommunication Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		482
Up To 3 Months [Member] | Sale Of Products (supermarkets) [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		38
Up To 3 Months [Member] | Hotel Leases And Services [member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	17
Up To 3 Months [Member] | Tourism Activities [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	765
From 3 To 6 Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	52	32
From 3 To 6 Months [Member] | Agricultural Products [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	9	4
From 3 To 6 Months [Member] | Office Lease And Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		26
From 3 To 6 Months [Member] | Consumer Financing [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
From 3 To 6 Months [Member] | Hotel Operations [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
From 3 To 6 Months [Member] | Disposal Of Properties [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	1	2
From 3 To 6 Months [Member] | Sale Of Communication Equipment [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
From 3 To 6 Months [Member] | Telecommunication Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
From 3 To 6 Months [Member] | Sale Of Products (supermarkets) [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
From 3 To 6 Months [Member] | Hotel Leases And Services [member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
From 3 To 6 Months [Member] | Tourism Activities [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Over 6 Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	373	2,343
Over 6 Months [Member] | Agricultural Products [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	19	10
Over 6 Months [Member] | Office Lease And Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	92	65
Over 6 Months [Member] | Consumer Financing [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Over 6 Months [Member] | Hotel Operations [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Over 6 Months [Member] | Disposal Of Properties [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	25	2
Over 6 Months [Member] | Sale Of Communication Equipment [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		2,156
Over 6 Months [Member] | Telecommunication Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		110
Over 6 Months [Member] | Sale Of Products (supermarkets) [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Over 6 Months [Member] | Hotel Leases And Services [member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Over 6 Months [Member] | Tourism Activities [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 237